NUVEEN INFLATION PROTECTED SECURITIES FUND

SUPPLEMENT DATED MARCH 26, 2019

TO THE SUMMARY PROSPECTUS DATED OCTOBER 31, 2018

Wan-Chong Kung is no longer a portfolio manager for Nuveen Inflation Protected Securities Fund. Chad Kemper will continue to serve as the portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-IPSS-0319P